EQ ADVISORS TRUSTSM

Multimanager Aggressive Equity Portfolio

SUPPLEMENT DATED MARCH 31, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective March 31, 2021, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing a Portion of the Portfolio
Aram Green	Managing Director and Portfolio Manager of ClearBridge	March 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — ClearBridge Investments, LLC” is amended to add the following information:

Aram E. Green, Managing Director and a Portfolio Manager of ClearBridge, has been employed at ClearBridge since 2006. He has more than 20 years of investment industry experience.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — ClearBridge Investments, LLC” is amended to add the following information:

ClearBridge Investments, LLC (“ClearBridge” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed within
	each category as of February 28, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)

Multimanager Aggressive Equity Portfolio
Aram Green	6	$13.02	3	$0.12	1,679	$0.97	1	$3.78	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of February 28, 2021

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000

Multimanager Aggressive Equity Portfolio
Aram Green	X